Note 10 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development		$ 1,415	$ 2,361
Professional fees		543	2,473
Salaries, bonus & benefits		696	815
Manufacturing operations		183	212
Other		389	604
Total accrued expenses	$ 2,971	$ 3,226	$ 6,465